Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV-Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Year Ended December 31, 2023
Life Insurance in Force	$14.9	$12.4	$—	$2.5	—%
Premiums:
Life insurance	$0.1	$0.1	$—	$—	—%
Accident and health insurance	6.7	6.5	—	0.2	—%
Total earned premiums	$6.8	$6.6	$—	$0.2	—%
Benefits:
Life insurance	$0.7	$0.7	$—	$—	—%
Accident and health insurance	32.0	31.9	—	0.1	—%
Total policyholder benefits	$32.7	$32.6	$—	$0.1	—%

Year Ended December 31, 2022
Life Insurance in Force	$16.7	$13.7	$—	$3.0	—%
Premiums:
Life insurance	$0.2	$0.2	$—	$—	—%
Accident and health insurance	7.2	6.9	—	0.3	—%
Total earned premiums	$7.4	$7.1	$—	$0.3	—%
Benefits:
Life insurance	$0.5	$0.5	$—	$—	—%
Accident and health insurance	31.2	30.7	—	0.5	—%
Total policyholder benefits	$31.7	$31.2	$—	$0.5	—%

Year Ended December 31, 2021
Life Insurance in Force	$29.5	$15.8	$—	$13.7	—%
Premiums:
Life insurance	$0.8	$0.7	$—	$0.1	—%
Accident and health insurance	7.9	7.5	—	0.4	—%
Total earned premiums	$8.7	$8.2	$—	$0.5	—%
Benefits:
Life insurance	$1.4	$1.3	$—	$0.1	—%
Accident and health insurance	31.0	30.9	—	0.1	—%
Total policyholder benefits	$32.4	$32.2	$—	$0.2	—%